CERTIFICATION


Pursuant to Rule 497(j), American Pension Investors Trust (1933 Act File No. 2-96538, 1940 Act File No. 811-04262) hereby certifies (a) that the form of Statement of Additional Information used with respect to it does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 29 ("Amendment No. 29") to its Registration Statement and (b) that Amendment No. 29 was filed electronically.

                                    AMERICAN PENSION INVESTORS TRUST



Dated: September 29, 1998           By: /S/ CHARLES D. FOSTER
                                        ---------------------
                                            Charles D. Foster
                                            Chief Financial Officer